PIMCO Funds

Supplement Dated May 28, 2010 to the

Bond Funds Institutional Class, Class M, Class P, Administrative Class

and Class D Prospectus, dated October 1, 2009

Disclosure Related to the PIMCO Government Money Market Fund,

PIMCO Money Market Fund and PIMCO Treasury Money Market Fund

(each a “Fund,” collectively the “Funds”)

On February 23, 2010, the Securities and Exchange Commission adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, which governs all money market funds. The changes set forth below are in response to such amendments.

Effective immediately, with regard to the PIMCO Money Market Fund only, the first two sentences under the Fund Summary—Principal Investment Strategies section are deleted and replaced with the following:

The Fund seeks to achieve its investment objective by investing at least 97% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Fund also may invest up to 3% of its total assets in money market securities that are in the second-highest rating category for short-term obligations that have a remaining maturity of 45 days or less.

Also, effective immediately, any description of the PIMCO Money Market Fund’s credit quality under the heading “Credit Quality” in sections of the Prospectus such as the Summary Information section and the Fund Summary section is deleted and replaced with the following:

Minimum 97% of total assets rated Prime 1; ≤ 3% of total assets rated Prime 2

Also, effective immediately, the first sentence under the Characteristics and Risks of Securities and Investment Techniques—Illiquid Securities section is deleted and replaced with the following:

Each Fund may invest up to 15% (5% in the case of the Government Money Market, Money Market and Treasury Money Market Funds) of its net assets in illiquid securities.

Effective June 30, 2010, the second to last sentence in the first paragraph under each Fund’s Fund Summary—Principal Investments and Strategies section is deleted and replaced with the following:

The dollar-weighted average portfolio maturity of the Fund may not exceed 60 days and the dollar-weighted average life to maturity of the Fund may not exceed 120 days.

Also, effective June 30, 2010, any description of the Funds’ average portfolio maturity under the headings “Duration” or “Average Portfolio Maturity” in sections of the Prospectus such as the Summary Information section and the Fund Summary sections is deleted and replaced with the following:

≤ 60 days dollar-weighted average maturity

Investors Should Retain This Supplement For Future Reference

PI525440 SUPP 052810

PIMCO Funds

Supplement Dated May 28, 2010 to the

Bond Funds Class A, Class B, Class C and Class R Prospectus,

dated October 1, 2009 (as revised as of January 1, 2010)

Disclosure Related to the PIMCO Government Money Market Fund,

PIMCO Money Market Fund and PIMCO Treasury Money Market Fund

(each a “Fund,” collectively the “Funds”)

On February 23, 2010, the Securities and Exchange Commission adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, which governs all money market funds. The changes set forth below are in response to such amendments.

Effective immediately, with regard to the PIMCO Money Market Fund only, the first two sentences under the Fund Summary—Principal Investment Strategies section are deleted and replaced with the following:

The Fund seeks to achieve its investment objective by investing at least 97% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Fund also may invest up to 3% of its total assets in money market securities that are in the second-highest rating category for short-term obligations that have a remaining maturity of 45 days or less.

Also, effective immediately, any description of the PIMCO Money Market Fund’s credit quality under the heading “Credit Quality” in sections of the Prospectus such as the Summary Information section and the Fund Summary section is deleted and replaced with the following:

Minimum 97% of total assets rated Prime 1; ≤ 3% of total assets rated Prime 2

Also, effective immediately, the first sentence under the Characteristics and Risks of Securities and Investment Techniques—Illiquid Securities section is deleted and replaced with the following:

Each Fund may invest up to 15% (5% in the case of the Government Money Market, Money Market and Treasury Money Market Funds) of its net assets in illiquid securities.

Effective June 30, 2010, the second to last sentence in the first paragraph under each Fund’s Fund Summary—Principal Investments and Strategies section is deleted and replaced with the following:

The dollar-weighted average portfolio maturity of the Fund may not exceed 60 days and the dollar-weighted average life to maturity of the Fund may not exceed 120 days.

Also, effective June 30, 2010, any description of the Funds’ average portfolio maturity under the headings “Duration” or “Average Portfolio Maturity” in sections of the Prospectus such as the Summary Information section and the Fund Summary sections is deleted and replaced with the following:

≤ 60 days dollar-weighted average maturity

Investors Should Retain This Supplement For Future Reference

AZ909_SUPP_052810

PIMCO Funds

Supplement Dated May 28, 2010 to the

Statement of Additional Information,

dated October 1, 2009 (as revised as of May 12, 2010)

Disclosure Related to the PIMCO Government Money Market Fund,

PIMCO Money Market Fund and PIMCO Treasury Money Market Fund

(each a “Fund,” collectively the “Funds”)

On February 23, 2010, the Securities and Exchange Commission adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, which governs all money market funds. The changes set forth below are in response to such amendments.

Effective immediately, the last sentence of the second complete paragraph on page 5, within the Investment Objectives and Policies—Municipal Bonds section, is deleted and replaced with the following:

A Fund may not invest more than 15% (5% in the case of the Government Money Market, Money Market and Treasury Money Market Funds) of its net assets in illiquid securities, including unmarketable private placements.

Also, effective immediately, the last sentence of the last complete paragraph on page 14, within the Investment Objectives and Policies—Mortgage-Related and Asset-Backed Securities section, is deleted and replaced with the following:

A Fund will not purchase mortgage-related securities or any other assets which in PIMCO’s opinion are illiquid if, as a result, more than 15% of the value of the Fund’s net assets will be illiquid (5% in the case of the Government Money Market, Money Market and Treasury Money Market Funds).

Also, effective immediately, the last sentence preceding the first complete paragraph on page 18, within the Investment Objectives and Policies—Bank Obligations section, is deleted and replaced with the following:

A Fund will not invest in fixed time deposits which (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets (5% in the case of the Government Money Market, Money Market and Treasury Money Market Funds) would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets.

Also, effective immediately, the first sentence within the Investment Objectives and Policies—Illiquid Securities section on page 45 is deleted and replaced with the following:

The Funds may invest up to 15% of their net assets in illiquid securities (5% in the case of the Government Money Market, Money Market and Treasury Money Market Funds).

Also, effective immediately, Non-Fundamental Investment Restriction (A) on page 49 is deleted and replaced with the following:

A Fund may not invest more than 15% of its net assets (5% in the case of the Government Money Market, Money Market and Treasury Money Market Funds) taken at market value at the time of the investment in “illiquid securities,” which are defined to include securities subject to legal or contractual restrictions on resale (which may include private placements), repurchase agreements maturing in more than seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), certain options traded over the counter that a Fund has purchased, securities or other liquid assets being used to cover such options a Fund has written, securities for which market quotations are not readily available, or other securities which legally or in PIMCO’s opinion may be deemed illiquid (other than securities issued pursuant to Rule 144A under the Securities Act of 1933, as amended, and certain commercial paper that PIMCO has determined to be liquid under procedures approved by the Board of Trustees).

Also, effective immediately, the following sentence is added to the end of the fourth paragraph of the Net Asset Value section, on pages 139-140, as follows:

Each Fund may not invest more than 0.5% of its total assets, measured at the time of investment, in securities of any one issuer that are in the second-highest rating category for short-term debt obligations.

Effective June 30, 2010, the last sentence of the fourth paragraph of the Net Asset Value section, on pages 139-140, is deleted and replaced with the following:

Each Fund also is required to maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less, to limit its investments to instruments having remaining maturities of 397 days or less (except securities held subject to repurchase agreements having 397 days or less maturity) and to invest only in securities determined by PIMCO under procedures established by the Board of Trustees to be of high quality with minimal credit risks.

Investors Should Retain This Supplement For Future Reference

PI1530 SUPP 052810